Aristotle/Saul Global Equity Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.3%
	AUSTRIA — 0.8%
24,500	Erste Group Bank A.G.	$537,070
	CANADA — 6.5%
31,400	Brookfield Asset Management, Inc. - Class A	1,284,504
65,600	Cameco Corp.	1,740,912
27,300	Magna International, Inc.	1,294,566
		4,319,982
	FRANCE — 6.4%
52,400	Cie Generale des Etablissements Michelin SCA	1,174,009
2,400	LVMH Moet Hennessy Louis Vuitton S.E.	1,414,919
36,200	TotalEnergies S.E.	1,698,235
		4,287,163
	GERMANY — 7.2%
6,100	Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen	1,468,333
22,700	Nemetschek S.E.	1,077,449
1,900	Rational A.G.	920,172
13,600	Symrise A.G.	1,326,112
		4,792,066
	HONG KONG — 2.0%
159,000	AIA Group Ltd.	1,323,812
	IRELAND — 1.8%
15,150	Medtronic PLC	1,223,362
	JAPAN — 15.1%
7,900	FANUC Corp.	1,109,273
48,900	KDDI Corp.	1,429,654
79,700	Kubota Corp.	1,107,583
54,900	Marui Group Co., Ltd.	909,812
115,300	Mitsubishi UFJ Financial Group, Inc.	522,324
15,600	Nidec Corp.	873,228
47,000	Otsuka Holdings Co., Ltd.	1,488,250
53,000	Pan Pacific International Holdings Corp.	934,962
26,000	Sony Group Corp.	1,674,776
		10,049,862
	KOREA (REPUBLIC OF-SOUTH) — 2.4%
48,000	Samsung Electronics Co., Ltd.	1,559,179

Aristotle/Saul Global Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NETHERLANDS — 1.6%
12,200	Heineken N.V.	$1,065,393
	SINGAPORE — 2.7%
77,646	DBS Group Holdings Ltd.	1,796,151
	SWEDEN — 1.2%
43,600	Assa Abloy A.B. - Class B	816,888
	SWITZERLAND — 1.9%
22,200	Alcon, Inc.	1,289,497
	UNITED KINGDOM — 4.2%
73,000	GSK PLC	1,054,335
87,200	Haleon PLC*	271,891
270,000	Rentokil Initial PLC	1,431,157
		2,757,383
	UNITED STATES — 43.5%
5,000	Adobe, Inc.*	1,376,000
7,200	Amgen, Inc.	1,622,880
35,800	Carnival PLC*	222,887
27,900	Coca-Cola Co.	1,562,958
8,000	Danaher Corp.	2,066,320
19,600	Dolby Laboratories, Inc. - Class A	1,276,940
21,900	FirstCash Holdings, Inc.	1,606,365
16,400	FMC Corp.	1,733,480
6,400	General Dynamics Corp.	1,357,888
6,900	Honeywell International, Inc.	1,152,093
29,200	Lennar Corp. - Class A	2,176,860
6,100	Martin Marietta Materials, Inc.	1,964,749
33,400	Microchip Technology, Inc.	2,038,402
11,300	Microsoft Corp.	2,631,770
18,700	Oshkosh Corp.	1,314,423
9,900	PayPal Holdings, Inc.*	852,093
9,200	Procter & Gamble Co.	1,161,500
12,600	QUALCOMM, Inc.	1,423,548
17,700	RPM International, Inc.	1,474,587
		29,015,743
	Total Common Stocks
	(Cost $62,773,762)	64,833,551

Aristotle/Saul Global Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 2.5%
$1,688,451	UMB Bank Demand Deposit, 0.01%[1]	$1,688,451
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,688,451)	1,688,451
	TOTAL INVESTMENTS — 99.8%
	(Cost $64,462,213)	66,522,002
	Other Assets in Excess of Liabilities — 0.2%	140,545
	TOTAL NET ASSETS — 100.0%	$66,662,547

PLC – Public Limited Company

*Non-income producing security.
[1]The rate is the annualized seven-day yield at period end.